Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
18.	Segment Reporting

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. In fiscal year 2016, the Company operated and reported its performance in one segment. However, starting from fiscal year 2017, since Company has acquired Wecast Services Limited and Wide Angle Group Limited in January 2017 (see note 4), the Company has operated two segments including Legacy YOD segment and Wecast Service segment. Therefore, there are two reportable segments for the six months ended June 30, 2018. The two reportable segments are:

Legacy YOD - Provides premium content and integrated value-added service solutions for the delivery of VOD and paid video programming to digital cable providers, Internet Protocol Television (“IPTV”) providers. The core revenues are being generated from both minimum guarantee payments and revenue sharing arrangements with distribution partners as well as subscription or transactional fees from subscribers.

Wecast Service - Wecast Services (which resides under engine 7: supply chain management) is currently primarily engaged with consumer electronics and oil crude supply chain management operations..

Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department. The following tables summarized the Company’s revenue and cost generated from different revenue streams.

	Six Months Ended
	June 30,	June 30,
	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	318,920,359	75,701,338
Net sales	318,920,359	76,495,611
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	1,925,670	3,848,811
Gross profit	1,925,670	3,880,470

	June 30,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$27,538,697	$27,141,163
-Wecast Service	128,844,435	30,084,607
-Unallocated assets	2,618,053	11,270,378
-Intersegment elimination	(5,430,810)	(5,051,660)
Total	153,570,375	63,444,488

21. Segment Reporting

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Please refer to Note (2) for more management’s segment consideration.

Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department. The following tables summarized the Company’s revenue and cost generated from different revenue streams.

	2017	2016
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$794,273	$4,543,616
-Wecast Service	143,544,532	30,641,892
Net sales	144,338,805	35,185,508
GROSS PROFIT
-Legacy YOD	31,659	109,356
-Wecast Service	7,118,793	(475,046)
Gross profit	7,150,452	(365,690)

	December 31,	December 31,
	2017	2016
TOTAL ASSETS
-Legacy YOD	$27,141,163	$36,975,911
-Wecast Service	29,679,735	14,448,702
-Unallocated assets	11,270,378	4,321,677
-Intersegment elimination	(5,051,660)	-
Total	63,039,616	55,746,290